Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of Information About Profit or Loss, Assets and Labilities
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2	2 0 2 4
	NIS	NIS	NIS	US Dollars
Dairy and Dairy Substitute Products	209,974	212,728	188,738	57,575
Canned Vegetables Fruits and Pickles	104,027	(*) 86,212	(*) 79,969	28,524
Canned Fish	83,056	74,750	62,270	22,774
Cereals, rice and pastas	59,026	61,573	61,350	16,185
Oils	46,727	43,058	44,241	12,812
Other	72,985	(*) 64,941	(*) 61,757	20,012
	575,795	543,262	498,325	157,882

(*) Reclassified

Schedule of Revenues from Principal Products
	Percentage of Total Sales Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2

Large retail supermarket chains	48%	49%	48%
Institutional market - wholesalers	13%	13%	14%
Institutional market - catering and restaurants	10%	11%	12%
Private customers	9%	8%	8%
Small supermarket chains	6%	5%	6%
Government customers	5%	4%	2%
Other customers	9%	10%	10%
	100%	100%	100%